Unaudited Condensed Consolidated Statement of Profit or Loss and Other Comprehensive Loss - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Revenue	£ 4,419	£ 3,006	£ 9,709	£ 8,767
Cost of sales	(7,759)	(6,269)	(15,166)	(14,726)
Gross loss	(3,340)	(3,263)	(5,457)	(5,959)
Research and development expenses	(25,112)	(32,993)	(48,672)	(66,405)
General and administrative expenses	(16,802)	(11,635)	(20,232)	(22,549)
Foreign exchange gains/(losses)	70	(452)	927	(1,644)
Other income	5,977	1,834	7,216	4,439
Operating loss	(39,207)	(46,509)	(66,218)	(92,118)
Finance income	3,866	4,214	7,704	7,777
Finance expenses	(302)	(273)	(562)	(536)
Share of loss of joint venture	(383)	(155)	(924)	(614)
Loss before taxation	(36,026)	(42,723)	(60,000)	(85,491)
Income tax (charge)/benefit	(213)	6,752	2,754	11,877
Loss for the period	(36,239)	(35,971)	(57,246)	(73,614)
Items that may be reclassified to profit or loss
Foreign currency loss on translation of foreign operations	(497)	(1,205)	(1,164)	(1,681)
Total other comprehensive loss for the period, net of tax	(497)	(1,205)	(1,164)	(1,681)
Total comprehensive loss for the period	£ (36,736)	£ (37,176)	£ (58,410)	£ (75,295)
Basic loss per share (GBP per share)	£ (0.29)	£ (0.29)	£ (0.45)	£ (0.60)
Diluted loss per share (GBP per share)	£ (0.29)	£ (0.29)	£ (0.45)	£ (0.60)